Financial Instruments (Details) - Schedule of Changes in Contingent Consideration Liability - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Financial Instruments (Details) - Schedule of Changes in Contingent Consideration Liability [Line Items]
Contingent consideration Beginning	$ 21,855	$ 23,534	$ 23,534
Contingent consideration Payments	(3,000)	(3,000)	(3,000)
Contingent consideration Revaluation	1,617	1,792	1,321
Contingent consideration Ending	20,472	22,326	21,855
Contingent consideration [member]
Financial Instruments (Details) - Schedule of Changes in Contingent Consideration Liability [Line Items]
Contingent consideration Beginning	21,855	23,534	23,534
Contingent consideration Payments	(3,000)	(3,000)	(3,000)
Contingent consideration Revaluation	1,617	1,792	1,321
Contingent consideration Ending	$ 20,472	$ 22,326	$ 21,855